Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
General and administrative expenses	$ (5,733,521)
Interest income	45
Other (expenses) income	(3,361)	506	811
Exchange gain	245,812
Share of income of subsidiaries	44,773	1,605,983	1,351,700
Net (loss) income	(5,446,252)	1,606,489	1,352,511
Comprehensive income
Net (loss) income	(5,446,252)	1,606,489	1,352,511
Foreign currency translation adjustments	624,387	(302,960)	(227,278)
Comprehensive (loss) income	$ (4,821,865)	$ 1,303,529	$ 1,125,233